Condensed financial statements of the parent company only (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Balance Sheets
(In thousands of US dollars)
	As at
	December 31, 2024	December 31, 2023
Assets
Cash and demand deposits with banks - Non-interest-bearing	36,383	40,436
Demand deposits with banks - Interest-bearing	37,645	64,273
Cash equivalents - Interest-bearing	725,121	265,775
Cash and cash equivalents	799,149	370,484
Securities purchased under agreements to resell	90,674	187,274
Short-term investments	220,055	599,156
Investments (none of the investment securities are intrinsically tax-exempt)
Available-for-sale (amortized cost: $1,391,401 (2023: 853,864))	1,323,837	786,903
Held-to-maturity (fair value: $1,015,441 (2023: $1,148,103))	1,210,265	1,309,659
Total investment in securities	2,534,102	2,096,562
Net assets of subsidiaries - Banks	588,843	597,724
Net assets of subsidiaries - Non-banks	63,169	52,265
Loans to third parties, net of allowance for credit losses	1,578,547	1,716,803
Loans to subsidiaries - Non-banks	31,847	34,541
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	229,716	229,234
Total assets	6,136,102	5,884,043

Liabilities
Deposits
Non-interest bearing	1,600,902	1,610,269
Interest bearing	3,272,022	3,008,750
Total deposits	4,872,924	4,619,019
Employee benefit plans	83,578	88,682
Other liabilities, including accrued interest and payables to subsidiaries	60,063	74,255
Total other liabilities	143,641	162,937
Long-term debt	98,725	98,490
Total liabilities	5,115,290	4,880,446

Total shareholders’ equity	1,020,812	1,003,597
Total liabilities and shareholders’ equity	6,136,102	5,884,043

Schedule of Condensed Income Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Operations
(In thousands of US dollars)
	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Non-interest income
Banking	28,480	26,242	26,116
Foreign exchange revenue	10,699	11,253	11,858
Custody and other administration services	7,256	6,830	6,869
Other non-interest income	829	1,345	1,269
Dividends from subsidiaries - Banks	154,111	100,000	72,268
Dividends from subsidiaries - Non-banks	20,521	22,973	21,318
Total non-interest income	221,896	168,643	139,698
Interest income
Interest and fees on loans	121,204	129,626	118,829
Investments (none of the investment securities are intrinsically tax-exempt)	56,279	50,219	49,790
Cash and cash equivalents, securities purchased under agreements to resell and short-term investments	52,935	43,690	14,499
Total interest income	230,418	223,535	183,118
Interest expense
Deposits	54,271	34,064	10,834
Long-term debt	5,485	8,091	9,601
Securities sold under agreements to repurchase	106	66	22
Total interest expense	59,862	42,221	20,457
Net interest income before provision for credit losses	170,556	181,314	162,661
Provision for credit (losses) recoveries	(1,834)	(4,755)	(1,226)
Net interest income after provision for credit losses	168,722	176,559	161,435
Net gains (losses) on equity securities	—	46	14
Net gains (losses) on other real estate owned	50	(40)	9
Net other gains (losses)	35	4,005	—
Total other gains (losses)	85	4,011	23
Total net revenue	390,703	349,213	301,156
Non-interest expense
Salaries and other employee benefits	65,372	68,779	65,789
Technology and communications	34,073	32,241	29,551
Professional and outside services	33,488	32,959	29,744
Property	11,300	10,831	10,232
Indirect taxes	15,768	15,269	15,714
Non-service employee benefits expense	3,972	5,645	4,845
Marketing	3,606	3,194	3,629
Amortization of intangible assets	169	169	169
Other expenses	9,466	10,049	9,613
Total non-interest expense	177,214	179,136	169,286
Net income before equity in undistributed earnings of subsidiaries	213,489	170,077	131,870
Equity in undistributed earnings of subsidiaries	2,827	55,415	82,150
Net income	216,316	225,492	214,020
Other comprehensive income, net of tax	14,783	67,254	(252,535)
Total comprehensive income	231,099	292,746	(38,515)

Schedule of Condensed Cash Flow Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Cash flows from operating activities
Net income	216,316	225,492	214,020
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	16,628	14,792	14,922
Provision for credit losses (recoveries)	1,834	4,755	1,226
Share-based payments and settlements	21,003	20,812	17,077
Net change in equity securities at fair value	—	236	(14)
Net (gains) losses on other real estate owned	(50)	40	(9)
(Increase) decrease in carrying value of equity method investments	483	313	120
Dividends received from equity method investments	—	5,096	12
Equity in undistributed earnings of subsidiaries	(2,827)	(55,415)	(82,150)
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	(2,549)	10,626	(25,888)
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(13,456)	10,955	15,386
Cash provided by (used in) operating activities	237,382	237,702	154,702

Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	96,600	(127,403)	36,236
Short-term investments other than restricted cash: proceeds from maturities and sales	781,459	357,451	821,645
Short-term investments other than restricted cash: purchases	(417,695)	(869,466)	(666,837)
Available-for-sale investments: proceeds from maturities and pay downs	156,134	131,261	112,274
Available-for-sale investments: purchases	(694,620)	(41,426)	(44,504)
Held-to-maturity investments: proceeds from maturities and pay downs	99,962	112,348	158,665
Held-to-maturity investments: purchases	—	—	(203,867)
Net (increase) decrease in loans to third parties	136,147	117,772	125,215
Net (increase) decrease in loans to bank subsidiaries	—	—	13,534
Net (increase) decrease in loans to non-bank subsidiaries	2,693	23,515	3,845
Additions to premises, equipment and computer software	(8,937)	(13,267)	(20,567)
Proceeds from sale of other real estate owned	588	646	730
Injection of capital in subsidiary	—	(58,477)	(6,083)
Return of capital from a subsidiary	(1,878)	—	—
Cash provided by (used in) investing activities	150,453	(367,046)	330,286

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Cash flows from financing activities
Net increase (decrease) in deposits	281,518	(147,941)	(265,270)
Repayment of long-term debt	—	(75,000)	—
Common shares repurchased	(155,305)	(88,590)	(3,897)
Cash dividends paid on common shares	(79,581)	(86,186)	(87,343)
Cash provided by (used in) financing activities	46,632	(397,717)	(356,510)
Net increase (decrease) in cash, cash equivalents and restricted cash	434,467	(527,061)	128,478
Cash, cash equivalents and restricted cash: beginning of year	383,832	910,893	782,415
Cash, cash equivalents and restricted cash: end of year	818,299	383,832	910,893

Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	799,149	370,484	904,371
Restricted cash included in short-term investments on the consolidated balance sheets	19,150	13,348	6,522
Total cash, cash equivalents and restricted cash at end of year	818,299	383,832	910,893

Supplemental disclosure of cash flow information
Cash interest paid	58,864	39,412	18,680

Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	87	336	830
Transfer of available-for-sale investments to held-to-maturity investments	—	—	364,983